GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Nature Of Operations [Line Items]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 16,907	$ 11,447